SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Equity [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		96.56%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Share Price		$ 10.17